Borrowings (Current) (Details) - Schedule of Bank Term Loan	12 Months Ended
Mar. 31, 2024
Primary [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Hypothecation of entire current assets of the borrower, both present and future
Collateral [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Equitable Mortgage of the following properties:
Collateral One [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	1. Open Land belonging to the Director of the Company
Collateral Two [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	2. Residential property of the Company
Collateral Three [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	3. Residential property belonging to the Director
Others [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Duly signed standing instruction form with one undated cheque with amount kept blank to be obtained, however “Not exceeding amount << Sanction Loan Amount>> to be written on cheque
Guarantor [Member]
Schedule of Bank Term Loan [Line Items]
Security offered for the bank term loan details	Personal Guarantee of the Director of the company